Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 2,174,496	$ 2,146,618
Ireland
Segment Reporting Information [Line Items]
Assets	925,280	880,378
Rest of Europe
Segment Reporting Information [Line Items]
Assets	490,978	504,418
U.S.
Segment Reporting Information [Line Items]
Assets	639,981	650,681
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 118,257	$ 111,141